Income tax expense - Schedule of Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	₨ (8,676)		₨ (14,932)	₨ (53,567)
Charged/(credited) to statement of profit or loss	(44,555)		3,802	33,210
Charged/(credited) to Other comprehensive income	(730)		(80)	(347)
Deferred tax on acquisition through business combination				4,033
Exchange difference arising on translation of foreign operation	967		2,534	1,739
Total	(52,994)	$ (703)	(8,676)	(14,932)
Property, plant and equipment, Exploration and Evaluation and other intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	139,548		126,867	104,978
Charged/(credited) to statement of profit or loss	(61,429)		9,570	21,261
Charged/(credited) to Other comprehensive income				0
Deferred tax on acquisition through business combination				(213)
Exchange difference arising on translation of foreign operation	(93)		3,111	841
Total	78,026	1,035	139,548	126,867
Voluntary retirement scheme [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(395)		(411)	(779)
Charged/(credited) to statement of profit or loss	111		16	368
Deferred tax on acquisition through business combination				0
Total	(284)	(4)	(395)	(411)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,098)		(875)	(442)
Charged/(credited) to statement of profit or loss	6		(15)	(381)
Charged/(credited) to Other comprehensive income	(714)		(247)	(30)
Deferred tax on acquisition through business combination				0
Exchange difference arising on translation of foreign operation	49		39	(22)
Total	(1,757)	(23)	(1,098)	(875)
Fair value of derivative assets/ liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(357)		(563)	(338)
Charged/(credited) to statement of profit or loss	(69)		288	123
Charged/(credited) to Other comprehensive income	324		(82)	(346)
Deferred tax on acquisition through business combination				0
Exchange difference arising on translation of foreign operation				(2)
Total	(102)	(1)	(357)	(563)
Fair valuation of other assets/liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	8,471		9,913	8,931
Charged/(credited) to statement of profit or loss	911		(1,432)	(3,616)
Charged/(credited) to Other comprehensive income	(1)
Deferred tax on acquisition through business combination				4,246
Exchange difference arising on translation of foreign operation	593		(10)	352
Total	9,974	132	8,471	9,913
MAT credits entitlement [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(103,243)		(110,884)	(123,851)
Charged/(credited) to statement of profit or loss	11,605		7,280	12,950
Charged/(credited) to Other comprehensive income	251		384	(39)
Deferred tax on acquisition through business combination				0
Exchange difference arising on translation of foreign operation	129		(23)	56
Total	(91,258)	(1,210)	(103,243)	(110,884)
Unabsorbed depreciation/business loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(45,655)		(34,625)	(36,408)
Charged/(credited) to statement of profit or loss	(9,223)		(11,030)	1,781
Deferred tax on acquisition through business combination				0
Exchange difference arising on translation of foreign operation				2
Total	(54,878)	(728)	(45,655)	(34,625)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(5,947)		(4,354)	(5,658)
Charged/(credited) to statement of profit or loss	13,533		(875)	724
Charged/(credited) to Other comprehensive income	(590)		(135)	68
Deferred tax on acquisition through business combination				0
Exchange difference arising on translation of foreign operation	289		(583)	512
Total	₨ 7,285	$ 96	₨ (5,947)	₨ (4,354)